Unaudited Consolidated Condensed Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Treasury Shares	Capital Reserve	Other Reserves	Retained Earnings	Total	Non-controlling Interest
Balance at Dec. 31, 2023	$ 455,140	$ 591	$ 173,001	$ (99,936)	$ 21,575	$ (9,808)	$ 369,608	$ 455,031	$ 109
Comprehensive Income for the period
Profit of the year	90,768						90,734	90,734	34
Exchange difference on translation on foreign operations	(6,771)					(4,941)	(1,814)	(6,755)	(16)
Total comprehensive income for the period	83,997					(4,941)	88,920	83,979	18
Transactions with Group owners in their capacity as owners
Share-options exercise	1,495	2	9,945		(8,452)			1,495
Share-based payments net of forfeitures	17,441				17,441			17,441
Repurchase of shares	(101,067)	(23)		(101,044)				(101,067)
Transactions with Group owners in their capacity as owners	(82,131)	(21)	9,945	(101,044)	8,989			(82,131)
Balance at Sep. 30, 2024	457,006	570	182,946	(200,980)	30,564	(14,749)	458,528	456,879	127
Balance at Dec. 31, 2024	488,987	570	186,769	(200,980)	33,438	(20,934)	490,024	488,887	100
Comprehensive Income for the period
Profit of the year	141,265						141,265	141,265
Exchange difference on translation on foreign operations	5,210					5,176		5,176	34
Total comprehensive income for the period	146,475					5,176	141,265	146,441	34
Transactions with Group owners in their capacity as owners
Share-options exercise	1,414	2	10,085		(8,673)			1,414
Share-based payments net of forfeitures	17,771				17,771			17,771
Dividends paid	(149,982)						(149,982)	(149,982)
Treasury shares cancellation			(198,956)	200,980			(2,024)
Warrant exercise		16	2,102		(2,118)
Transactions with Group owners in their capacity as owners	(130,797)	18	(186,769)	200,980	6,980		(152,006)	(130,797)
Balance at Sep. 30, 2025	$ 504,665	$ 588	$ 0	$ 0	$ 40,418	$ (15,758)	$ 479,283	$ 504,531	$ 134